ACQUISITIONS AND DIVESTITURES (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business		$ 0	$ 270	$ 0
Concentra Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling price in cash	$ 1,055
Disposal transaction costs	$ 22
Pre-tax earnings			$ 411	$ 998